Other information - Schedule of Accounts Payable and Accrued Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Additional Financial Information Disclosure [Abstract]
Accrued interest	$ 43.3	$ 17.2
Accounts payable and other accrued liabilities	140.1	116.9
Accounts payable and accrued liabilities, Total	$ 183.4	$ 134.1